October 31, 2025
2025 Quarterly Report (Unaudited)

BlackRock Municipal Credit Alpha Portfolio, Inc.

Not FDIC Insured • May Lose Value • No Bank Guarantee

Schedule of Investments (unaudited)
October 31, 2025
BlackRock Municipal Credit Alpha Portfolio, Inc.
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Corporate Bonds
Ground Transportation — 0.4%
Brightline East LLC, 11.00%, 01/31/30(a)	$1,660	$ 647,400
Total Corporate Bonds — 0.4% (Cost: $1,221,961)		647,400

	Shares
Investment Companies
Fixed Income Funds — 1.4%
Nuveen AMT-Free Quality Municipal Income Fund	200,000	2,330,000
Total Investment Companies — 1.4% (Cost: $2,382,240)		2,330,000

	Par (000)
Municipal Bonds
Alabama — 0.9%
Mobile County Industrial Development Authority, RB, Series A, AMT, 5.00%, 06/01/54	$1,500	1,455,175
Arizona(a) — 6.2%
Arizona Industrial Development Authority, RB
4.38%, 07/01/39	815	741,346
Series A, 5.00%, 07/01/49	965	876,233
Series A, 5.00%, 07/01/54	745	662,850
Series B, 4.25%, 07/01/27	140	139,964
Industrial Development Authority of the County of Pima, RB, 5.00%, 07/01/29	245	246,155
Industrial Development Authority of the County of Pima, Refunding RB, 5.00%, 06/15/49	950	879,036
Maricopa County Industrial Development Authority, RB
6.38%, 07/01/58	1,050	1,030,269
AMT, 4.00%, 10/15/47	6,500	5,531,337
		10,107,190
Arkansas — 0.7%
Arkansas Development Finance Authority, RB, Series A, AMT, Sustainability Bonds, 6.88%, 07/01/48(a)	1,000	1,077,340
California — 14.0%
California Enterprise Development Authority, RB, 8.00%, 11/15/62(a)	1,450	1,438,752
California Housing Finance Agency, RB, M/F Housing, Series P-S, Subordinate, 8.00%, 07/01/67(a)(b)	1,540	1,562,894
California Infrastructure & Economic Development Bank, Refunding RB, Series A, Class B, AMT, Sustainability Bonds, 9.50%, 01/01/65(a)	11,515	9,212,000
California Municipal Finance Authority, RB, M/F Housing, Series A-S, Subordinate, 8.00%, 09/01/55(a)(b)	580	594,299
California Public Finance Authority, RB, Series A, 6.38%, 06/01/59(a)	3,765	3,539,175
CSCDA Community Improvement Authority, RB, M/F Housing, Sustainability Bonds, 5.00%, 09/01/37(a)	145	147,359
Security	Par (000)	Value
California (continued)
Golden State Tobacco Securitization Corp., Refunding RB, CAB, Series B-2, Subordinate, 0.00%, 06/01/66(c)	$47,735	$ 5,055,690
Inland Empire Tobacco Securitization Corp., RB, Series C-1, 0.00%, 06/01/36(c)	2,500	1,213,623
		22,763,792
Colorado — 14.0%
Colorado Educational & Cultural Facilities Authority, RB(a)
Senior Lien, 6.88%, 02/01/59	1,000	1,050,781
Series B, Subordinate Lien, 8.50%, 02/01/59	2,020	2,234,953
Copperleaf Metropolitan District No. 5, Refunding GOL, Series A, 6.50%, 12/01/55	330	332,824
Creekwalk Marketplace Business Improvement District, Refunding RB, Series B, 8.00%, 12/15/54	2,622	2,629,619
Gold Hill North Business Improvement District, GOL, Series A, 5.60%, 12/01/54(a)	500	493,013
Granary Metropolitan District No. 9 Special Assessment District No. 1, SAB, 5.45%, 12/01/44(a)	2,280	2,285,908
Independence Metropolitan District No. 3, GOL, Series B, Subordinate, 7.13%, 12/15/54	2,000	2,014,446
Mayfield Metropolitan District, GOL, Series A, 5.75%, 12/01/50	1,166	1,176,506
Orchard Park Place South Metropolitan District, GOL, 6.00%, 12/01/54(a)	1,060	1,063,657
Palisade Metropolitan District No. 2, RB, Series C, Subordinate, 8.00%, 12/15/37(a)	2,575	2,625,059
Palisade Metropolitan District No. 2, Refunding RB, CAB, Series B, Convertible, 5.88%, 12/15/54(a)(d)	1,605	1,520,787
Parterre Metropolitan District No. 5, GOL, Subordinate, 8.38%, 12/15/55	1,450	1,450,980
Sojourn at Idlewild Metropolitan District, GOL, Series A, 6.13%, 12/01/55(a)	500	515,454
St. Vrain Lakes Metropolitan District No. 2, Refunding GOL, Series B, Subordinate, 6.38%, 11/15/54	2,000	1,999,046
Sterling Ranch Community Authority Board, RB, Subordinate, 6.88%, 12/15/55	1,348	1,360,684
		22,753,717
Delaware — 0.6%
Town of Bridgeville Delaware, ST, 5.63%, 07/01/53(a)	1,000	1,017,781
Florida — 10.9%
Alachua County Housing Finance Authority, RB, M/F Housing, Series A, 6.30%, 07/01/55(a)(b)	1,000	1,047,509
Arbor Park Phase 1 Community Development District, SAB
Series A-1, 5.88%, 05/01/45	380	393,433
Series A-1, 6.10%, 05/01/55	580	599,168
Capital Projects Finance Authority, RB(a)
Series A-1, 7.50%, 06/15/65	1,015	1,022,765
Series B-1, 9.00%, 06/15/42	125	125,055
Capital Region Community Development District, Refunding SAB, Series A-1, 4.63%, 05/01/28	300	303,620
Capital Trust Agency, Inc., RB(a)
5.00%, 01/01/55	945	800,957
Series A, 4.00%, 06/15/29	375	367,704
Series A, 5.00%, 06/01/45	850	738,271
Series A, 5.50%, 06/01/57	305	265,903
Capital Trust Authority, RB, 7.50%, 06/01/55(a)	700	692,423
City of Pompano Beach Florida, Refunding RB, 4.00%, 09/01/50	400	324,541

Schedule of Investments (unaudited)(continued)
October 31, 2025
BlackRock Municipal Credit Alpha Portfolio, Inc.
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Florida (continued)
Coastal Ridge Community Development District, SAB, 6.00%, 05/01/55	$1,000	$ 1,029,478
County of Okaloosa Florida, RB, 5.75%, 05/15/55(a)	1,500	1,523,306
Curiosity Creek Community Development District, SAB(a)
5.40%, 05/01/44	230	230,988
5.70%, 05/01/55	380	380,647
Esplanade Lake Club Community Development District, SAB, Series A-2, 3.63%, 11/01/30	45	44,153
Feed Mill Community Development District, SAB, 5.88%, 05/01/56	1,500	1,515,704
Florida Development Finance Corp., RB, Series A, AMT, 0.00%, 07/15/59(a)(e)(f)	2,480	1,165,600
Florida Development Finance Corp., Refunding RB, AMT, 0.00%, 07/15/32(a)	625	293,750
Gas Worx Community Development District, SAB, 6.00%, 05/01/57(a)	600	614,468
KD52 Community Development District No. 1, SAB
5.88%, 05/01/45	325	326,188
6.13%, 05/01/56	560	562,579
Lakewood Ranch Stewardship District, SAB, 6.00%, 05/01/56	350	362,273
Ormond Crossings West Community Development District(a)(g)
11/01/47	100	100,032
11/01/57	100	99,990
Seminole Improvement District, RB
5.00%, 10/01/32	265	275,420
5.30%, 10/01/37	300	313,605
St. Johns County Industrial Development Authority, Refunding RB, 4.00%, 08/01/55	200	165,703
Sterling Hill Community Development District, Refunding SAB, Series B, 5.50%, 11/01/10(e)(f)	143	62,720
Sunrise Community Development District, SAB, 5.88%, 05/01/55(a)	200	197,228
Three Rivers Community Development District, SAB, 5.75%, 05/01/56	320	319,066
Tolomato Community Development District, Refunding SAB, Sub-Series A-2, 3.85%, 05/01/29	140	140,958
Viera Stewardship District, SAB, Series 2023, 5.50%, 05/01/54	910	918,577
Village Community Development District No. 16, SAB, 05/01/56(g)	400	399,656
		17,723,438
Georgia — 0.3%
East Point Business & Industrial Development Authority, RB, Series A, 5.25%, 06/15/62(a)	740	485,512
Illinois — 4.8%
Chicago Board of Education, GO, Series H, 5.00%, 12/01/46	1,000	907,381
Chicago Board of Education, Refunding GO
Series B, 4.00%, 12/01/41	2,000	1,699,826
Series B, 12/01/44(g)	940	973,068
City of Marion Illinois Sales Tax Revenue, Refunding RB, 6.63%, 06/01/55	1,190	1,194,219
County of Cook Illinois, RB, M/F Housing, 6.50%, 01/01/45	3,000	3,020,776
		7,795,270
Indiana — 0.5%
Indiana Finance Authority, RB
5.00%, 06/01/51	405	341,335
Security	Par (000)	Value
Indiana (continued)
Indiana Finance Authority, RB (continued)
5.00%, 06/01/56	$360	$ 296,606
Series A, 6.13%, 10/15/45(a)	100	99,951
Series A, 6.38%, 10/15/55(a)	100	100,358
		838,250
Kentucky — 0.5%
County of Boyle Kentucky, Refunding RB, Series A, 4.25%, 06/01/46	810	739,022
Louisiana — 0.8%
Juban Crossing Community Development District, SAB, Series A, 6.25%, 06/01/54	1,190	1,235,187
Maryland — 1.5%
City of Baltimore Maryland, RB, 5.00%, 06/01/51	820	821,180
Maryland Health & Higher Educational Facilities Authority, RB, 6.25%, 07/01/63(a)	1,655	1,666,391
		2,487,571
Massachusetts — 0.2%
Massachusetts Development Finance Agency, Refunding RB, 5.25%, 07/01/52	400	402,636
Minnesota(a) — 1.0%
City of Eagan Minnesota, RB
Series A, 6.38%, 02/01/55	250	243,723
Series A, 6.50%, 02/01/65	1,250	1,221,134
Housing & Redevelopment Authority of The City of St. Paul Minnesota, RB, Series A, 4.75%, 07/01/29	100	100,390
		1,565,247
New Hampshire — 2.8%
New Hampshire Business Finance Authority, RB, 5.88%, 12/15/33(a)	1,945	1,959,160
New Hampshire Business Finance Authority, RB, CAB, 0.00%, 04/01/32(a)(c)	1,250	843,142
New Hampshire Business Finance Authority, RB, M/F Housing, 1st Series, Class B, 5.75%, 04/28/42	860	897,806
New Hampshire Health and Education Facilities Authority Act, Refunding RB, 4.00%, 07/01/37(a)	1,000	871,138
		4,571,246
New Jersey — 2.0%
Camden County Improvement Authority, RB, Sustainability Bonds, 6.00%, 06/15/47	940	986,568
New Jersey Economic Development Authority, ARB, AMT, 6.38%, 01/01/35(a)	1,460	1,516,461
Newark Housing Authority, RB, M/F Housing, Series A, 5.00%, 12/01/25	690	690,939
		3,193,968
New Mexico — 0.5%
City of Santa Fe New Mexico, RB, Series A, 5.00%, 05/15/44	820	796,328
New York — 4.1%
Buffalo & Erie County Industrial Land Development Corp., Refunding RB, Series A, 5.00%, 06/01/35	415	423,037
Build NYC Resource Corp., RB, Series A, 4.88%, 05/01/31(a)	330	332,251
Huntington Local Development Corp., RB, Series A, 5.00%, 07/01/36	940	897,263
New York Liberty Development Corp., Refunding RB
Series A, Sustainability Bonds, 3.00%, 11/15/51	1,500	1,083,921
Schedule of Investments

Schedule of Investments (unaudited)(continued)
October 31, 2025
BlackRock Municipal Credit Alpha Portfolio, Inc.
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
New York (continued)
New York Liberty Development Corp., Refunding RB (continued)
Series A, Sustainability Bonds, (BAM-TCRS), 3.00%, 11/15/51	$270	$ 198,314
New York Transportation Development Corp., ARB, AMT, 5.63%, 04/01/40	1,810	1,900,579
TSASC, Inc., Refunding RB, Series B, 5.00%, 06/01/48	1,810	1,587,854
Ulster County Capital Resource Corp., RB, 09/15/59(a)(g)	200	197,743
		6,620,962
North Carolina — 1.2%
North Carolina Medical Care Commission, Refunding RB
5.38%, 10/01/45	810	819,840
5.63%, 10/01/55	360	363,539
University of North Carolina at Chapel Hill, RB, 5.00%, 02/01/49	620	692,993
		1,876,372
Ohio — 2.4%
Buckeye Tobacco Settlement Financing Authority, Refunding RB, Series B-2, Class 2, 5.00%, 06/01/55	1,165	976,316
Buckeye Tobacco Settlement Financing Authority, Refunding RB, CAB, Series B-3, Class 2, 0.00%, 06/01/57(c)	21,590	2,040,147
County of Franklin Ohio, RB, Series B, 4.00%, 07/01/45	1,000	843,793
		3,860,256
Oklahoma — 0.2%
Tulsa Municipal Airport Trust Trustees, Refunding RB, Series C, AMT, 5.50%, 12/01/35	390	390,128
Pennsylvania — 0.8%
Beaver County Industrial Development Authority, Refunding RB, Series B, 3.75%, 10/01/47	1,620	1,362,309
Puerto Rico — 9.8%
Commonwealth of Puerto Rico, RB, 0.00%, 11/01/51(b)(e)(f)	8,775	5,199,293
Puerto Rico Electric Power Authority, RB, Series XX, 5.25%, 07/01/40(e)(f)	3,000	1,980,000
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB
Series A-1, Restructured, 4.75%, 07/01/53	3,066	2,898,909
Series A-2, Restructured, 4.78%, 07/01/58	2,500	2,350,991
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB, CAB, Series A-1, Restructured, 0.00%, 07/01/46(c)	10,000	3,480,325
		15,909,518
Rhode Island — 0.6%
Rhode Island Health and Educational Building Corp., RB, Series B, Subordinate, (AGM), 5.63%, 07/01/65	600	622,977
Tobacco Settlement Financing Corp., RB, CAB, Series A, 0.00%, 06/01/52(c)	1,910	276,150
		899,127
South Carolina — 0.6%
South Carolina Jobs-Economic Development Authority, RB, M/F Housing, Series A, 6.75%, 12/01/60(a)	935	989,747
Security	Par (000)	Value
Tennessee — 4.1%
Metropolitan Government Nashville & Davidson County Health & Educational Fcilities Board, RB, 5.25%, 05/01/48	$820	$ 853,753
Tennergy Corp., RB, Series A, 5.50%, 10/01/53(b)	5,395	5,850,171
		6,703,924
Texas — 7.0%
Arlington Higher Education Finance Corp., RB(a)
7.50%, 04/01/62	1,630	815,000
7.88%, 11/01/62	1,410	846,000
Beaumont Housing Authority, RB, M/F Housing, Series A, Senior Lien, 6.50%, 07/01/55(a)	385	382,324
City of Ennis Texas, SAB(a)(g)
09/15/45	100	99,073
09/15/55	100	98,887
City of Houston Texas Airport System Revenue, ARB, Series A, AMT, 6.63%, 07/15/38	700	700,013
City of Pilot Point Texas, SAB, 7.13%, 09/15/55(a)	1,000	1,032,658
County of Denton Texas, SAB, Series A, Senior Lien, 5.63%, 12/31/54(a)	2,000	2,005,155
Love Field Airport Modernization Corp., ARB, 5.00%, 11/01/28	540	540,271
New Hope Cultural Education Facilities Finance Corp., RB
01/01/55(g)	100	98,704
Series A, 5.00%, 08/15/50(a)	800	680,234
Port of Beaumont Navigation District, Refunding ARB, Series B, 10.00%, 07/01/26(a)	330	331,193
Texas City Industrial Development Corp., RB, Series 2012, 4.13%, 12/01/45	445	394,642
Texas Community Housing & Economic Development Corp., RB, M/F Housing, Series A1, Senior Lien, 6.25%, 01/01/65(a)	1,510	1,412,974
Texas Municipal Gas Acquisition & Supply Corp. III, Refunding RB, 5.00%, 12/15/30	1,720	1,843,369
		11,280,497
Utah(a) — 1.1%
Black Desert Public Infrastructure District, GOL, Series A, 4.00%, 03/01/51	549	451,157
Mida Mountain Village Public Infrastructure District, TA, Series 1, Subordinate, 5.13%, 06/15/54	795	790,336
Utah Charter School Finance Authority, Refunding RB, 4.50%, 06/15/27	505	499,447
		1,740,940
Wisconsin — 16.4%
Public Finance Authority, RB
5.75%, 12/01/54(a)	3,495	3,507,859
Class A, 5.00%, 06/15/56(a)	1,000	808,926
Class A, 6.45%, 04/01/60(a)	1,000	958,233
Class B, 5.58%, 07/01/62(a)(b)	10,000	8,000,000
Series A, 7.00%, 01/01/45(a)	500	537,344
Series A, 7.25%, 01/01/61(a)	1,000	1,074,776
Series B, 8.50%, 01/01/36(a)	250	232,872
AMT, 5.75%, 12/31/65	4,000	4,142,982
AMT, Sustainability Bonds, 4.00%, 09/30/51	1,595	1,323,224
AMT, Sustainability Bonds, 4.00%, 03/31/56	1,520	1,229,991
Public Finance Authority, RB, CAB(a)(c)
0.00%, 12/15/32	1,067	687,346
0.00%, 12/15/38	1,805	828,144
0.00%, 12/15/42	6,700	2,032,282

Schedule of Investments (unaudited)(continued)
October 31, 2025
BlackRock Municipal Credit Alpha Portfolio, Inc.
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Wisconsin (continued)
Public Finance Authority, RB, M/F Housing, Series A, Subordinate, 7.13%, 07/01/65(a)	$660	$ 654,602
Public Finance Authority, Refunding RB, 5.00%, 09/01/49(a)	520	478,937
		26,497,518
Total Municipal Bonds — 110.5% (Cost: $181,820,100)		179,139,968
Municipal Bonds Transferred to Tender Option Bond Trusts(h)
Mississippi — 7.9%
Mississippi Development Bank, RB
6.75%, 12/01/31	3,775	3,833,862
6.75%, 12/01/33	2,350	2,386,643
(AGM), 6.88%, 12/01/40	6,405	6,504,871
		12,725,376
Total Municipal Bonds Transferred to Tender Option Bond Trusts — 7.9% (Cost: $12,530,162)		12,725,376
Total Long-Term Investments — 120.2% (Cost: $197,954,463)		194,842,744

	Shares
Short-Term Securities
	Money Market Funds — 7.1%
BlackRock Liquidity Funds, MuniCash, Institutional Shares, 3.01%(i)(j)	11,530,787	11,531,940
	Total Short-Term Securities — 7.1% (Cost: $11,531,940)	11,531,940
	Total Investments — 127.3% (Cost: $209,486,403)	206,374,684
	Other Assets Less Liabilities — 0.0%	57,290
	Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (5.8)%	(9,460,097)
	VRDP Shares at Liquidation Value, Net of Deferred Offering Costs — (21.5)%	(34,908,357)
	Net Assets Applicable to Common Shares — 100.0%	$ 162,063,520

(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(c)	Zero-coupon bond.
(d)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step- down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(e)	Issuer filed for bankruptcy and/or is in default.
(f)	Non-income producing security.
(g)	When-issued security.
(h)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing.
(i)	Affiliate of the Fund.
(j)	Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended October 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 07/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/25	Shares Held at 10/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, MuniCash, Institutional Shares	$ 74,124,469	$ —	$ (62,592,529)(a)	$ —	$ —	$ 11,531,940	11,530,787	$ 371,098	$ —

(a)	Represents net amount purchased (sold).
Schedule of Investments

Schedule of Investments (unaudited)(continued)
October 31, 2025
BlackRock Municipal Credit Alpha Portfolio, Inc.

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the  entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy.  The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds	$ —	$ 647,400	$ —	$ 647,400
Investment Companies	2,330,000	—	—	2,330,000
Municipal Bonds	—	179,139,968	—	179,139,968
Municipal Bonds Transferred to Tender Option Bond Trusts	—	12,725,376	—	12,725,376
Short-Term Securities
Money Market Funds	11,531,940	—	—	11,531,940
	$13,861,940	$192,512,744	$—	$206,374,684
The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the fair value hierarchy as follows:
	Level 1	Level 2	Level 3	Total
Liabilities
TOB Trust Certificates	$—	$(9,394,999)	$—	$(9,394,999)
VRDP Shares at Liquidation Value	—	(35,000,000)	—	(35,000,000)
	$—	$(44,394,999)	$—	$(44,394,999)

Portfolio Abbreviation
AGM	Assured Guaranty Municipal Corp.
AMT	Alternative Minimum Tax
ARB	Airport Revenue Bonds
BAM-TCRS	Build America Mutual Assurance Co. - Transferable Custodial Receipts
CAB	Capital Appreciation Bonds
GO	General Obligation Bonds
GOL	General Obligation Ltd.
M/F	Multi-Family
RB	Revenue Bonds
SAB	Special Assessment Bonds
Portfolio Abbreviation (continued)
ST	Special Tax
TA	Tax Allocation